CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Allowance for doubtful debt	¥ 188,356		¥ 134,569
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	696,177	$ 98,054	713,628
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	2,783,102	391,992	2,410,479
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,605,247	226,094	1,157,963
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	95,477	13,448	95,078
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	35,197	4,957	42,017
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	334,511		289,941
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	115,806	16,311	206,260
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	8,062	1,136	3,646
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	780,164	109,884	674,288
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	5,113,521	720,224	3,049,856
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,159,525	163,316	1,047,640
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	98,457	13,867	87,174
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	688,362	96,954	682,580
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	145,112	20,439	2,672
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	3,270,759	460,677	2,905,283
Related Party [Member]
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	356,080	$ 50,153	6,928
Variable Interest Entity, Primary Beneficiary [Member]
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	493,837		483,030
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	30,000
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,616,423		1,488,031
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,605,247		1,157,963
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	83,546		84,775
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	13,531		25,188
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	544,803		417,442
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	97,388		165,221
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	8,062		3,646
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	754,935		655,663
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	2,464,811		1,861,545
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	720,954		615,309
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	98,082		86,799
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	139,174		149,475
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	11,862		2,726
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	3,230,506		2,872,323
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	¥ 356,080		¥ 6,928
Common Class A
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares) | shares	2,698,935,000	2,698,935,000	1,199,490,000
Ordinary shares, shares issued (in shares) | shares	1,513,609,283	1,513,609,283	859,932,323
Ordinary shares, shares outstanding (in shares) | shares	1,513,609,283	1,513,609,283	859,932,323
Common Class B
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		0.00001
Ordinary shares, shares authorized (in shares) | shares	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares) | shares	30,721,723	30,721,723	30,721,723
Ordinary shares, shares outstanding (in shares) | shares	30,721,723	30,721,723	30,721,723
Common Class C
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares) | shares	60,000	60,000	60,000
Ordinary shares, shares issued (in shares) | shares	60,000	60,000	60,000
Ordinary shares, shares outstanding (in shares) | shares	60,000	60,000	60,000